Subsequent Events - Additional Information (Details)																12 Months Ended
	Mar. 15, 2022 USD ($) $ / shares shares	Feb. 28, 2022 Anniversary $ / shares shares	Feb. 22, 2022 USD ($) ft²	Jan. 07, 2022 Anniversary $ / shares shares	Dec. 07, 2021 shares	Mar. 16, 2021 shares	Mar. 15, 2021	Feb. 28, 2021 $ / shares shares	Feb. 11, 2021 $ / shares shares	Feb. 06, 2021 $ / shares shares	Jan. 29, 2021 $ / shares shares	Jan. 15, 2021 USD ($)	Jan. 07, 2021 $ / shares shares	Jan. 05, 2021 shares	Oct. 20, 2020 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Cost of Investment Term			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					3,402,555
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares																$ 0.42
Envirotech Drive Systems Inc [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Common stock voting rights description							converted into the right to receive one share of the common stock of the Company
Percentage of share issued and outstanding common stock							56.00%
ADOMANI, INC. [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares forfeited																	20,167,091	135,000
Number of Shares, Granted																	4,235,000	1,095,000
Exercise price of shares granted | $ / shares																	$ 0.42	$ 0.45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																		71,084
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares																		$ 0.10
Philip Oldridge [Member] | ADOMANI, INC. [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of Shares, Granted													5,000,000
Exercise price of shares granted | $ / shares													$ 0.45
Share-based compensation arrangement by share-based payment award award vesting period													3 years
James L. Reynolds [Member] | ADOMANI, INC. [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Cash payment | $															$ 64,250
Subsequent Event [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Area of Land | ft²			580,000
Investment Owned, at Cost | $			$ 80,000,000
Tax Incentives | $			$ 27,000,000
Subsequent Event [Member] | ADOMANI, INC. [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Common stock issued for services (in shares)														4,978
Subsequent Event [Member] | ADOMANI, INC. [Member] | Envirotech Drive Systems Inc [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Common stock issued for services (in shares)						142,558,000
Common stock voting rights description						converted into the right to receive one share of the common stock of the Company
Percentage of share issued and outstanding common stock						56.00%
Subsequent Event [Member] | Philip Oldridge [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Option to purchase common shares				3,000,000
Common stock, exercise price | $ / shares				$ 0.10
Number of Shares, Granted				1,000,000
Exercise price of shares granted | $ / shares				$ 0.12
Anniversary Of Grant | Anniversary				10
Subsequent Event [Member] | James L. Reynolds [Member] | ADOMANI, INC. [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Cash payment | $												$ 64,250
Subsequent Event [Member] | Susan M. Emry [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Option to purchase common shares				2,000,000
Common stock, exercise price | $ / shares				$ 0.10
Number of Shares, Granted				817,855
Exercise price of shares granted | $ / shares				$ 0.12
Subsequent Event [Member] | Christian S. Rodich [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Option to purchase common shares		55,249
Common stock, exercise price | $ / shares		$ 0.181
Number of Shares, Granted		22,222
Exercise price of shares granted | $ / shares		$ 0.45
Share-based compensation arrangement by share-based payment award award vesting period		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		1/60th per month over five years
Anniversary Of Grant | Anniversary		10
Subsequent Event [Member] | Former President And Ceo [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	$ 0.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value | $	$ 120,000
Subsequent Event [Member] | Exercise Price $0.45 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares forfeited	500,000
Exercise price of options forfeited | $ / shares	$ 0.45
Subsequent Event [Member] | Exercise Price $0.45 [Member] | ADOMANI, INC. [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares forfeited								26,734	18,714		43,119
Exercise price of options forfeited | $ / shares								$ 0.45	$ 0.45		$ 0.45
Subsequent Event [Member] | Exercise Price $1.31 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares forfeited	135,000
Exercise price of options forfeited | $ / shares	$ 1.31
Subsequent Event [Member] | Exercise Price $1.31 [Member] | ADOMANI, INC. [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares forfeited								43,659	30,561		29,603
Exercise price of options forfeited | $ / shares								$ 1.31	$ 1.31		$ 1.31
Subsequent Event [Member] | Exercise Price One Point Zero Zero [Member] | ADOMANI, INC. [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares forfeited										1,000,000
Exercise price of options forfeited | $ / shares										$ 1.00